Retirement benefit and other post-retirement obligations (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Defined Plan Analysis

At 31 December 2018, the UK Group plan had approximately 24,000 members, analysed in the following table:

All figures in %	Active	Deferred	Pensioners	Total
Defined benefit	1	25	35	61
Defined contribution	9	30	—	39

Total	10	55	35	100

Summary of Principal Assumptions Used for UK Group Plan and US PRMB

The principal assumptions used for the UK Group plan and the US PRMB are shown below. Weighted average assumptions have been shown for the other plans, which primarily relate to US pension plans.

	2018			2017			2016
All figures in %	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB
Inflation	3.3	1.6	1.5	3.2	1.6	1.5	3.3	1.6	1.5
Rate used to discount plan liabilities	2.8	4.0	4.1	2.5	3.0	3.0	2.5	3.8	3.9
Expected rate of increase in salaries	3.8	2.9	3.0	3.7	3.0	3.0	3.8	3.0	3.0
Expected rate of increase for pensions in payment and deferred pensions	2.1 to 5.1	—	—	2.1 to 5.1	—	—	2.2 to 5.1	—	—
Initial rate of increase in healthcare rate	—	—	7.0	—	—	6.5	—	—	6.8
Ultimate rate of increase in healthcare rate	—	—	5.5	—	—	5.0	—	—	5.0

Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65

Using the above tables, the remaining average life expectancy in years of a pensioner retiring at age 65 on the balance sheet date for the UK Group plan and US plans is as follows:

	UK		US
All figures in years	2018	2017	2018	2017
Male	23.8	23.6	20.7	20.8
Female	24.5	25.7	22.7	22.8

The remaining average life expectancy in years of a pensioner retiring at age 65, 20 years after the balance sheet date, for the UK and US Group plans is as follows:

	UK		US
All figures in years	2018	2017	2018	2017
Male	25.4	25.7	22.3	22.5
Female	26.3	27.9	24.2	24.4

Summary of Amounts Recognised in Income Statement

The amounts recognised in the income statement are as follows:

	2018
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	7	2	9	56	(1)	64
Past service cost	8	—	8	—	—	8
Curtailments	—	—	—	—	(11)	(11)
Administration expenses	6	—	6	—	—	6

Total operating expense	21	2	23	56	(12)	67
Interest on plan assets	(82)	(5)	(87)	—	—	(87)
Interest on plan liabilities	68	6	74	—	2	76

Net finance (income)/expense	(14)	1	(13)	—	2	(11)

Net income statement charge	7	3	10	56	(10)	56

	2017
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	8	1	9	57	(1)	65
Administration expenses	9	1	10	—	—	10

Total operating expense	17	2	19	57	(1)	75
Interest on plan assets	(84)	(5)	(89)	—	—	(89)
Interest on plan liabilities	77	7	84	—	2	86

Net finance (income)/expense	(7)	2	(5)	—	2	(3)

Net income statement charge	10	4	14	57	1	72

	2016
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	8	2	10	67	—	77
Curtailments	—	—	—	—	(2)	(2)
Administration expenses	6	—	6	—	—	6

Total operating expense	14	2	16	67	(2)	81
Interest on plan assets	(104)	(6)	(110)	—	—	(110)
Interest on plan liabilities	89	7	96	—	3	99

Net finance (income)/expense	(15)	1	(14)	—	3	(11)

Net income statement charge	(1)	3	2	67	1	70

Summary of Amounts Recognised in Balance Sheet

The amounts recognised in the balance sheet are as follows:

	2018				2017
All figures in £ millions	UK Group plan	Other funded plans	Other unfunded plans	Total	UK Group plan	Other funded plans	Other unfunded plans	Total
Fair value of plan assets	3,240	141	—	3,381	3,337	155	—	3,492
Present value of defined benefit obligation	(2,671)	(158)	(19)	(2,848)	(2,792)	(161)	(20)	(2,973)

Net pension asset/(liability)	569	(17)	(19)	533	545	(6)	(20)	519
Other post-retirement medical benefit obligation				(49)				(67)
Other pension accruals				(13)				(11)

Net retirement benefit asset				471				441

Analysed as:
Retirement benefit assets				571				545
Retirement benefit obligations				(100)				(104)

Summary of Gains (Losses) Recognised in Other Comprehensive Income

The following gains have been recognised in other comprehensive income:

All figures in £ millions	2018	2017	2016
Amounts recognised for defined benefit plans	16	175	(277)
Amounts recognised for post-retirement medical benefit plans	6	—	9

Total recognised in year	22	175	(268)

Summary of Fair Value of Plan Assets

The fair value of plan assets comprises the following:

	2018			2017
All figures in %	UK Group plan	Other funded plans	Total	UK Group plan	Other funded plans	Total
Insurance	28	1	29	29	—	29
Equities	1	1	2	1	1	2
Bonds	—	2	2	—	3	3
Property	7	—	7	8	—	8
Pooled asset investment funds	44	—	44	44	—	44
Other	16	—	16	14	—	14

Summary of of Quoted and Non Quoted Market Price

The table below further disaggregates the plan assets into additional categories and those assets which have a quoted market price in an active market and those that do not:

	2018		2017
All figures in %	Quoted market price	No quoted market price	Quoted market price	No quoted market price
Insurance	29	—	29	—
Non-UK equities	—	2	—	2
Fixed-interest securities	2	—	3	—
Property	—	7	—	8
Pooled asset investment funds	44	—	44	—
Other	—	16	—	14

Total	75	25	76	24

Summary of Liquidity Profile of UK Group Plan Assets	The liquidity profile of the UK Group plan assets is as follows:

All figures in %	2018	2017
Liquid – call <1 month	51	50
Less liquid – call 1–3 months	—	—
Illiquid – call >3 months	49	50

Summary of Changes in Values of Plan Assets and Liabilities

Changes in the values of plan assets and liabilities of the retirement benefit plans are as follows:

	2018			2017
All figures in £ millions	UK Group plan	Other plans	Total	UK Group plan	Other plans	Total
Fair value of plan assets
Opening fair value of plan assets	3,337	155	3,492	3,339	158	3,497
Exchange differences	—	4	4	—	(8)	(8)
Interest on plan assets	82	5	87	84	5	89
Return on plan assets excluding interest	(45)	(13)	(58)	(140)	10	(130)
Contributions by employer	6	1	7	234	8	242
Benefits paid	(140)	(11)	(151)	(188)	(18)	(206)
Other	—	—	—	8	—	8

Closing fair value of plan assets	3,240	141	3,381	3,337	155	3,492

Present value of defined benefit obligation
Opening defined benefit obligation	(2,792)	(181)	(2,973)	(3,181)	(205)	(3,386)
Exchange differences	—	(3)	(3)	—	13	13
Current service cost	(7)	(2)	(9)	(8)	(1)	(9)
Past service cost	(8)	—	(8)	—	—	—
Administration expenses	(6)	—	(6)	(9)	(1)	(10)
Interest on plan liabilities	(68)	(6)	(74)	(77)	(7)	(84)
Actuarial gains/(losses) – experience	(49)	(2)	(51)	126	6	132
Actuarial gains/(losses) – demographic	(12)	—	(12)	133	1	134
Actuarial gains/(losses) – financial	131	6	137	44	(5)	39
Contributions by employee	—	—	—	—	—	—
Other	—	—	—	(8)	—	(8)
Benefits paid	140	11	151	188	18	206

Closing defined benefit obligation	(2,671)	(177)	(2,848)	(2,792)	(181)	(2,973)

Summary of Changes in Value of US PRMB

Changes in the value of the US PRMB are as follows:

All figures in £ millions	2018	2017
Opening defined benefit obligation	(67)	(77)
Exchange differences	(2)	5
Current service cost	1	1
Curtailments	11	—
Interest on plan liabilities	(2)	(2)
Actuarial gains/(losses) – experience	4	1
Actuarial gains/(losses) – demographic	—	1
Actuarial gains/(losses) – financial	2	(2)
Benefits paid	4	6

Closing defined benefit obligation	(49)	(67)

Summary of Effect Percentage of Discount Rate Increase (Decrease) on Defined Benefit Obligation and Total Pension Expense

The effect of a one percentage point increase and decrease in the discount rate on the defined benefit obligation and the total pension expense is as follows:

	2018
All figures in £ millions	1% increase	1% decrease
Effect:
(Decrease)/increase in defined benefit obligation – UK Group plan	(386)	522
(Decrease)/increase in defined benefit obligation – US plan	(11)	13

The effect of members living one year more or one year less on the defined benefit obligation is as follows:

	2018
All figures in £ millions	One year increase	One year decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	143	(138)
Increase/(decrease) in defined benefit obligation – US plan	7	(8)

The effect of a half percentage point increase and decrease in the inflation rate is as follows:

	2018
All figures in £ millions	0.5% increase	0.5% decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	129	(114)
Increase/(decrease) in defined benefit obligation – US plan	—	—